COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.

Other Consulting and Vendor Agreements

The Company has entered into a number of agreements and work orders for future consulting, clinical trial support, and testing services, with terms ranging between one and 12 months. These agreements, in aggregate, commit the Company to approximately $2.0 million in future cash payments.

NOTE 12. COMMITMENTS AND CONTINGENCIES

The Company is periodically involved in legal proceedings, legal actions and claims arising in the normal course of business. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.

Australian Subsidiary Research and Development

On March 23, 2023, the Company issued a press release announcing the selection of Australian CRO, Avance Clinical, in preparation for Phase 1 Study of EB-373, the Company’s lead candidate targeting the treatment of anxiety disorders. Under the agreement, Avance Clinical will manage the Phase 1 clinical trial of EB-373 in coordination with the Company’s newly established Australian subsidiary, Enveric Therapeutics Pty, Ltd. The Phase 1 clinical trial is designed as a multi-cohort, dose-ascending study to measure the safety and tolerability of EB-373. EB-373, a next-generation proprietary psilocin prodrug, has been recognized as a New Chemical Entity (NCE) by Australia’s Therapeutic Goods Administration (TGA) and is currently in preclinical development targeting the treatment of anxiety disorder. The total cost of the Avance Clinical contract is approximately 3,400,000 AUD, which translates to approximately $2,114,000 USD as of December 31, 2024. The Company has terminated the agreement as of December 31, 2024. Total project costs were 3,300,000 AUD and the Company will not incur any future costs associated with the agreement. Accordingly, the Company has $0 recorded as prepaid assets within prepaid and other current assets, accrued $0 recorded as accrued liabilities and $0 as accounts payable on the accompanying consolidated balance sheet. For the years ended December 31, 2024 and 2023, the Company has expensed $495,465 and $1,751,444, respectively, in research and development expenses within the accompanying consolidated statement of operations. As of December 31, 2024, the project is completed.

According to Australian tax law, the Company is allowed an R&D tax credit that reduces a company’s tax bill in Australia for expenses incurred in R&D subject to certain requirements. The Company’s Australian subsidiary submits R&D tax credit requests annually for research and development expenses incurred. At December 31, 2024 and 2023, the Company had a research and development tax credit receivable of $0 and $145,349, respectively, for R&D expenses incurred in Australia, included in prepaid and other current assets within the accompanying consolidated statement of operations. The Company received the amount due in relation to the research and development tax credit of $290,447 during the year ended December 31, 2024.

Purchase agreement with Prof. Zvi Vogel and Dr. Ilana Nathan

On December 26, 2017, Jay Pharma entered into a purchase agreement with Prof. Zvi Vogel and Dr. Ilana Nathan (the “Vogel-Nathan Purchase Agreement”), pursuant to which Jay Pharma was assigned ownership rights to certain patents, which were filed and unissued as of the date of the Vogel-Nathan Purchase Agreement. The patent portfolio acquired and developed under the Vogel-Nathan Purchase Agreement was sold to undisclosed buyers for an amount not material to these financials in the first quarter of 2024. No additional financial or other obligations exist regarding the Vogel-Nathan Purchase Agreement.

Other Consulting and Vendor Agreements

The Company has entered into a number of agreements and work orders for future consulting, clinical trial support, and testing services, with terms ranging between one and 12 months. These agreements, in aggregate, commit the Company to approximately $0.3 million in future cash payments.

Reduction in Force/Restructuring

In May 2023, the Company entered into a cost reduction plan, including a reduction in force (“RIF”) of approximately 35% of its full-time employees to streamline its operations and conserve cash resources. Additionally, contracts with seven consultants that were focused on the Akos cannabinoid spin-out were terminated. The plan included a focus on progressing the Company’s existing non-cannabinoid pipeline while reducing the rate of spend and managing cash flow. In June 2023, the Company completed the reduction in force, with such severance expenses recorded in general and administrative accounts.

In June 2023, the Company entered into a separation agreement with Avani Kanubaddi, the Company’s President and Chief Operating Officer (the “Kanubaddi Separation Agreement”). In accordance with the Kanubaddi Separation Agreement, Mr. Kanubaddi received salary and benefits that is paid out in twelve monthly installments beginning in July 2023, was eligible for his 2023 performance bonus, which was not achieved, and any outstanding restricted stock units retained their vesting conditions.

The following table summarizes the Reduction in Force/Restructuring activity and ending balance at December 31, 2024 and 2023 for the remaining severance payments included in accrued expenses in the consolidated balance sheet:

Accrued Restructuring Costs
January 1, 2023 Beginning balance	$—
Restructuring costs incurred	1,004,033
Restructuring costs paid	(572,628)
Restructuring costs reversed	(129,760)
December 31, 2023 ending balance	$301,645
Restructuring costs paid	(301,645)
December 31, 2024 ending balance	$—

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS